Distribution Date:	08/17/26	3650R 2021-PF1 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-PF1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	3650 REIT Commercial Mortgage Securities II LLC
Certificate Factor Detail	3		Attention: General Counsel		compliance@3650REIT.com
Certificate Interest Reconciliation Detail	4		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Additional Information	5		Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Special Servicer	3650 REIT Loan Servicing LLC
Historical Detail	18		Attention: General Counsel		compliance@3650REIT.com
Delinquency Loan Detail	19		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23	Rating Agency	Fitch Ratings, Inc.
Historical Liquidated Loan Detail	24			(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Rating Agency	Kroll Bond Rating Agency, LLC
Interest Shortfall Detail - Collateral Level	26
			General	(212) 702-0707
Supplemental Notes	27
			805 Third Avenue | New York, NY 10022 | United States
		Rating Agency	Standard & Poor's Ratings Services
				(416) 202-6001
			130 King Street West, Suite 2750 | Toronto, ON M5X 1E5 | Canada

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	88581EAA9	1.122000%	26,952,000.00	1,524,962.15	505,425.19	1,425.84	0.00	0.00	506,851.03	1,019,536.96	30.87%	30.00%
A-3	88581EAB7	1.995000%	141,041,000.00	141,041,000.00	0.00	234,480.66	0.00	0.00	234,480.66	141,041,000.00	30.87%	30.00%
A-4	88581EAC5	2.253000%	125,000,000.00	125,000,000.00	0.00	234,687.50	0.00	0.00	234,687.50	125,000,000.00	30.87%	30.00%
A-5	88581EAD3	2.522000%	327,298,000.00	327,298,000.00	0.00	687,871.30	0.00	0.00	687,871.30	327,298,000.00	30.87%	30.00%
A-SB	88581EAE1	2.372000%	22,719,000.00	22,719,000.00	0.00	44,907.89	0.00	0.00	44,907.89	22,719,000.00	30.87%	30.00%
A-S	88581EAH4	2.778000%	48,226,000.00	48,226,000.00	0.00	111,643.19	0.00	0.00	111,643.19	48,226,000.00	25.47%	24.75%
B	88581EAJ0	2.717000%	43,633,000.00	43,633,000.00	0.00	98,792.38	0.00	0.00	98,792.38	43,633,000.00	20.58%	20.00%
C	88581EAK7	3.213000%	47,077,000.00	47,077,000.00	0.00	126,048.67	0.00	0.00	126,048.67	47,077,000.00	15.31%	14.88%
D	88581EAN1	2.250000%	29,854,000.00	29,854,000.00	0.00	55,976.25	0.00	0.00	55,976.25	29,854,000.00	11.96%	11.63%
E	88581EAQ4	2.250000%	10,794,000.00	10,794,000.00	0.00	20,238.75	0.00	0.00	20,238.75	10,794,000.00	10.75%	10.45%
F-RR	88581EAT8	3.466150%	14,468,000.00	14,468,000.00	0.00	41,790.22	0.00	0.00	41,790.22	14,468,000.00	9.13%	8.88%
G-RR	88581EAV3	3.466150%	26,409,000.00	26,409,000.00	0.00	76,281.30	0.00	0.00	76,281.30	26,409,000.00	6.17%	6.00%
J-RR	88581EAX9	3.466150%	11,482,000.00	11,482,000.00	0.00	33,165.28	0.00	0.00	33,165.28	11,482,000.00	4.89%	4.75%
NR-RR	88581EAZ4	3.466150%	43,633,611.00	43,633,611.00	0.00	115,696.21	0.00	0.00	115,696.21	43,633,611.00	0.00%	0.00%
Z	88581EBB6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	88581EBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			918,586,611.00	893,159,573.15	505,425.19	1,883,005.44	0.00	0.00	2,388,430.63	892,654,147.96

X-A	88581EAF8	1.096071%	691,236,000.00	665,808,962.15	0.00	608,145.14	0.00	0.00	608,145.14	665,303,536.96
X-B	88581EAG6	0.491734%	90,710,000.00	90,710,000.00	0.00	37,171.01	0.00	0.00	37,171.01	90,710,000.00
X-D	88581EAL5	1.216150%	40,648,000.00	40,648,000.00	0.00	41,195.06	0.00	0.00	41,195.06	40,648,000.00
Notional SubTotal			822,594,000.00	797,166,962.15	0.00	686,511.21	0.00	0.00	686,511.21	796,661,536.96

Deal Distribution Total					505,425.19	2,569,516.65	0.00	0.00	3,074,941.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	88581EAA9	56.58066748	18.75278977	0.05290294	0.00000000	0.00000000	0.00000000	0.00000000	18.80569271	37.82787771
A-3	88581EAB7	1,000.00000000	0.00000000	1.66249998	0.00000000	0.00000000	0.00000000	0.00000000	1.66249998	1,000.00000000
A-4	88581EAC5	1,000.00000000	0.00000000	1.87750000	0.00000000	0.00000000	0.00000000	0.00000000	1.87750000	1,000.00000000
A-5	88581EAD3	1,000.00000000	0.00000000	2.10166668	0.00000000	0.00000000	0.00000000	0.00000000	2.10166668	1,000.00000000
A-SB	88581EAE1	1,000.00000000	0.00000000	1.97666667	0.00000000	0.00000000	0.00000000	0.00000000	1.97666667	1,000.00000000
A-S	88581EAH4	1,000.00000000	0.00000000	2.31500000	0.00000000	0.00000000	0.00000000	0.00000000	2.31500000	1,000.00000000
B	88581EAJ0	1,000.00000000	0.00000000	2.26416657	0.00000000	0.00000000	0.00000000	0.00000000	2.26416657	1,000.00000000
C	88581EAK7	1,000.00000000	0.00000000	2.67750005	0.00000000	0.00000000	0.00000000	0.00000000	2.67750005	1,000.00000000
D	88581EAN1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	88581EAQ4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F-RR	88581EAT8	1,000.00000000	0.00000000	2.88845867	0.00000000	0.00000000	0.00000000	0.00000000	2.88845867	1,000.00000000
G-RR	88581EAV3	1,000.00000000	0.00000000	2.88845848	0.00000000	0.00000000	0.00000000	0.00000000	2.88845848	1,000.00000000
J-RR	88581EAX9	1,000.00000000	0.00000000	2.88845846	0.00000000	0.00000000	0.00000000	0.00000000	2.88845846	1,000.00000000
NR-RR	88581EAZ4	1,000.00000000	0.00000000	2.65153874	0.23691965	2.43056253	0.00000000	0.00000000	2.65153874	1,000.00000000
Z	88581EBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	88581EBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	88581EAF8	963.21511343	0.00000000	0.87979379	0.00000000	0.00000000	0.00000000	0.00000000	0.87979379	962.48392294
X-B	88581EAG6	1,000.00000000	0.00000000	0.40977852	0.00000000	0.00000000	0.00000000	0.00000000	0.40977852	1,000.00000000
X-D	88581EAL5	1,000.00000000	0.00000000	1.01345847	0.00000000	0.00000000	0.00000000	0.00000000	1.01345847	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	1,425.84	0.00	1,425.84	0.00	0.00	0.00	1,425.84	0.00
A-3	07/01/26 - 07/30/26	30	0.00	234,480.66	0.00	234,480.66	0.00	0.00	0.00	234,480.66	0.00
A-4	07/01/26 - 07/30/26	30	0.00	234,687.50	0.00	234,687.50	0.00	0.00	0.00	234,687.50	0.00
A-5	07/01/26 - 07/30/26	30	0.00	687,871.30	0.00	687,871.30	0.00	0.00	0.00	687,871.30	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	44,907.89	0.00	44,907.89	0.00	0.00	0.00	44,907.89	0.00
X-A	07/01/26 - 07/30/26	30	0.00	608,145.14	0.00	608,145.14	0.00	0.00	0.00	608,145.14	0.00
X-B	07/01/26 - 07/30/26	30	0.00	37,171.01	0.00	37,171.01	0.00	0.00	0.00	37,171.01	0.00
A-S	07/01/26 - 07/30/26	30	0.00	111,643.19	0.00	111,643.19	0.00	0.00	0.00	111,643.19	0.00
B	07/01/26 - 07/30/26	30	0.00	98,792.38	0.00	98,792.38	0.00	0.00	0.00	98,792.38	0.00
C	07/01/26 - 07/30/26	30	0.00	126,048.67	0.00	126,048.67	0.00	0.00	0.00	126,048.67	0.00
X-D	07/01/26 - 07/30/26	30	0.00	41,195.06	0.00	41,195.06	0.00	0.00	0.00	41,195.06	0.00
D	07/01/26 - 07/30/26	30	0.00	55,976.25	0.00	55,976.25	0.00	0.00	0.00	55,976.25	0.00
E	07/01/26 - 07/30/26	30	0.00	20,238.75	0.00	20,238.75	0.00	0.00	0.00	20,238.75	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	41,790.22	0.00	41,790.22	0.00	0.00	0.00	41,790.22	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	76,281.30	0.00	76,281.30	0.00	0.00	0.00	76,281.30	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	33,165.28	0.00	33,165.28	0.00	0.00	0.00	33,165.28	0.00
NR-RR	07/01/26 - 07/30/26	30	95,440.88	126,033.87	0.00	126,033.87	10,337.66	0.00	0.00	115,696.21	106,054.22
Totals			95,440.88	2,579,854.31	0.00	2,579,854.31	10,337.66	0.00	0.00	2,569,516.65	106,054.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,074,941.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,613,164.48	Master Servicing Fee	25,280.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,237.48
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	384.56
ARD Interest	0.00	Operating Advisor Fee	1,407.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,613,164.48	Total Fees	33,310.16

Principal		Expenses/Reimbursements
Scheduled Principal	505,425.19	Reimbursement for Interest on Advances	(367.19)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,704.86
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	505,425.19	Total Expenses/Reimbursements	10,337.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,569,516.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	505,425.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,074,941.84
Total Funds Collected	3,118,589.67	Total Funds Distributed	3,118,589.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	893,159,573.99	893,159,573.99	Beginning Certificate Balance	893,159,573.15
(-) Scheduled Principal Collections	505,425.19	505,425.19	(-) Principal Distributions	505,425.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	892,654,148.80	892,654,148.80	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	893,453,732.33	893,453,732.33	Ending Certificate Balance	892,654,147.96
Ending Actual Collateral Balance	892,980,253.00	892,980,253.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.84)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.84)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.47%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,393,359.77	0.72%	63	3.6600	NAP	Defeased	1	6,393,359.77	0.72%	63	3.6600	NAP
$9,999,999 or less	9	75,209,827.22	8.43%	56	3.5284	1.758639	1.99 or less	17	288,536,709.21	32.32%	44	3.6064	1.656539
$10,000,000 to $19,999,999	15	208,300,961.81	23.34%	54	3.4360	2.479696	2.00 to 2.49	9	200,849,079.82	22.50%	53	3.6392	2.164860
$20,000,000 to $29,999,999	11	256,650,000.00	28.75%	65	3.5464	2.476400	2.50 to 2.99	7	120,050,000.00	13.45%	60	3.5661	2.759450
$30,000,000 to $39,999,999	3	90,000,000.00	10.08%	69	3.5840	2.376667	3.00 to 4.99	8	216,825,000.00	24.29%	82	3.0068	3.464378
$40,000,000 to $49,999,999	1	45,100,000.00	5.05%	59	2.9500	3.700000	5.00 or greater	2	60,000,000.00	6.72%	89	2.6300	6.038333
$50,000,000 to $59,999,999	4	211,000,000.00	23.64%	59	3.1397	3.281469	Totals	44	892,654,148.80	100.00%	61	3.3975	2.652337
$60,000,000 or more	0	0.00	0.00%	0	0.0000	0.000000
Totals	44	892,654,148.80	100.00%	61	3.3975	2.652337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	0	6,393,359.77	0.72%	63	3.6600	0.000000
							Defeased	0	6,393,359.77	0.72%	63	3.6600	0.000000
Alabama	6	76,341,446.99	8.55%	60	3.4100	1.630000
							Industrial	2	77,561,476.53	8.69%	59	3.2790	2.944706
Arizona	1	23,000,000.00	2.58%	20	4.2800	2.110000
							Mixed Use	6	194,533,905.23	21.79%	103	2.9772	3.178148
California	9	268,355,059.14	30.06%	57	3.1814	3.090703
							Multi-Family	13	218,197,720.95	24.44%	61	3.7125	2.418338
Delaware	1	12,828,972.00	1.44%	59	3.8450	1.300000
							Office	14	285,360,613.82	31.97%	48	3.3067	2.504135
Florida	3	49,000,000.00	5.49%	60	3.6621	1.898653
							Retail	6	230,718,582.61	25.85%	52	3.4066	2.562707
Georgia	2	27,500,000.00	3.08%	58	4.1527	1.976545
							Self Storage	1	8,400,000.00	0.94%	60	3.8000	1.690000
Louisiana	1	30,000,000.00	3.36%	63	3.8300	2.180000
							Totals	42	892,654,148.80	100.00%	61	3.3975	2.652337
Maryland	1	26,750,000.00	3.00%	59	3.4100	2.740000

Massachusetts	1	130,800,000.00	14.65%	123	2.7920	3.470000

Missouri	1	4,175,751.16	0.47%	58	4.5500	1.410000

Nevada	1	20,000,000.00	2.24%	63	4.4000	2.640000

New Jersey	1	10,000,000.00	1.12%	63	3.0050	7.530000

New York	8	230,499,100.06	25.82%	49	3.1986	2.569251

North Dakota	2	20,049,079.82	2.25%	58	3.6514	2.450688

South Carolina	1	30,000,000.00	3.36%	22	4.1300	1.480000

Texas	2	28,472,889.97	3.19%	59	3.6119	2.060168

Virginia	1	27,000,000.00	3.02%	63	3.8500	2.110000

Totals	42	892,654,148.80	100.00%	61	3.3975	2.652337

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,393,359.77	0.72%	63	3.6600	NAP	Defeased	1	6,393,359.77	0.72%	63	3.6600	NAP
	3.49999% or less	26	593,258,528.88	66.46%	65	3.1309	3.055912	12 months or less	3	77,900,000.00	8.73%	123	2.7920	3.470000
	3.50000% to 3.99999%	11	188,326,508.99	21.10%	58	3.7614	1.797938	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or more	6	104,675,751.16	11.73%	40	4.2373	1.967722	25 months to 36 months	1	50,000,000.00	5.60%	94	2.5550	5.740000
	Totals	44	892,654,148.80	100.00%	61	3.3975	2.652337	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	39	758,360,789.03	84.96%	52	3.5130	2.373811
								Totals	44	892,654,148.80	100.00%	61	3.3975	2.652337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,393,359.77	0.72%	63	3.6600	NAP	Defeased	1	6,393,359.77	0.72%	63	3.6600	NAP
	96 months or less	40	808,360,789.03	90.56%	54	3.4537	2.582022	Interest Only	31	741,051,796.00	83.02%	61	3.3466	2.869849
97 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	353 months or less	12	145,208,993.03	16.27%	56	3.6455	1.589510
	117 months or more	3	77,900,000.00	8.73%	123	2.7920	3.470000	354 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	892,654,148.80	100.00%	61	3.3975	2.652337	Totals	44	892,654,148.80	100.00%	61	3.3975	2.652337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,393,359.77	0.72%	63	3.6600	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	809,431,817.03	90.68%	60	3.3893	2.699746
	13 months to 24 months	3	76,828,972.00	8.61%	61	3.4618	2.242093
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	892,654,148.80	100.00%	61	3.3975	2.652337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-7	30320408	MU	Cambridge	MA	Actual/360	2.792%	60,105.56	0.00	0.00	N/A	11/06/36	--	25,000,000.00	25,000,000.00	08/06/26
1A4-2	30320409	MU	Cambridge	MA	Actual/360	2.792%	72,126.67	0.00	0.00	N/A	11/06/36	--	30,000,000.00	30,000,000.00	08/06/26
1A4-3	30320410	MU	Cambridge	MA	Actual/360	2.792%	55,056.69	0.00	0.00	N/A	11/06/36	--	22,900,000.00	22,900,000.00	08/06/26
2	30507322	IN	Brookhaven	NY	Actual/360	3.200%	162,577.78	0.00	0.00	N/A	06/05/31	--	59,000,000.00	59,000,000.00	08/05/26
3	30507385	OF	Beverly Hills	CA	Actual/360	3.296%	147,609.94	0.00	0.00	N/A	07/05/28	--	52,000,000.00	52,000,000.00	08/05/26
4A2	30508072	OF	Sunnyvale	CA	Actual/360	2.555%	110,006.94	0.00	0.00	N/A	06/06/34	--	50,000,000.00	50,000,000.00	08/06/26
5A1	30507949	RT	Los Angeles	CA	Actual/360	3.490%	150,263.89	0.00	0.00	N/A	10/06/31	--	50,000,000.00	50,000,000.00	08/06/26
6A1-1	30507574	OF	Huntsville	AL	Actual/360	3.410%	39,638.28	26,967.10	0.00	N/A	08/06/31	--	13,498,987.45	13,472,020.35	08/06/26
6A1-3	30507620	OF	Huntsville	AL	Actual/360	3.410%	26,425.52	17,978.08	0.00	N/A	08/06/31	--	8,999,324.17	8,981,346.09	08/06/26
6A2-2	30507622	OF	Huntsville	AL	Actual/360	3.410%	39,638.28	26,967.10	0.00	N/A	08/06/31	--	13,498,987.45	13,472,020.35	08/06/26
6A2-3	30507623	OF	Huntsville	AL	Actual/360	3.410%	26,425.52	17,978.08	0.00	N/A	08/06/31	--	8,999,324.17	8,981,346.09	08/06/26
7	30507437	RT	Los Angeles	CA	Actual/360	2.950%	114,566.53	0.00	0.00	N/A	07/05/31	--	45,100,000.00	45,100,000.00	08/05/26
8A2-C	30506962	RT	White Plains	NY	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	02/01/30	--	20,000,000.00	20,000,000.00	08/01/26
8A3-B	30505244	RT	White Plains	NY	Actual/360	3.250%	69,965.28	0.00	0.00	N/A	02/01/30	--	25,000,000.00	25,000,000.00	08/01/26
9	30507477	RT	Long Beach	CA	Actual/360	3.800%	62,631.13	271,659.91	0.00	N/A	12/05/28	--	19,140,242.52	18,868,582.61	08/07/26
10A1	30507086	OF	Greenville	SC	Actual/360	4.130%	106,691.67	0.00	0.00	N/A	06/05/28	--	30,000,000.00	30,000,000.00	08/05/26
11	30508003	MF	Westwego	LA	Actual/360	3.830%	98,941.67	0.00	0.00	N/A	11/05/31	--	30,000,000.00	30,000,000.00	08/05/26
12	30507968	MF	Hampton	VA	Actual/360	3.850%	89,512.50	0.00	0.00	N/A	11/05/31	--	27,000,000.00	27,000,000.00	08/05/26
13	30507232	RT	Bethesda	MD	Actual/360	3.410%	78,548.40	0.00	0.00	N/A	07/05/31	--	26,750,000.00	26,750,000.00	08/05/26
14A4	30507580	MF	New York	NY	Actual/360	3.450%	49,018.75	0.00	0.00	N/A	08/06/31	--	16,500,000.00	16,500,000.00	04/06/26
14A5	30507581	MF	New York	NY	Actual/360	3.450%	29,708.33	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	04/06/26
15A-2-C-4	30320411	OF	New York	NY	Actual/360	2.725%	37,539.88	0.00	0.00	N/A	08/06/28	--	16,000,000.00	16,000,000.00	08/06/26
15A-2-C-6	30320412	OF	New York	NY	Actual/360	2.725%	21,530.99	0.00	0.00	N/A	08/06/28	--	9,176,796.00	9,176,796.00	08/06/26
16A1	30507643	MF	Daytona Beach	FL	Actual/360	3.770%	81,159.72	0.00	0.00	N/A	09/05/31	--	25,000,000.00	25,000,000.00	08/05/26
17A1	30506944	OF	Phoenix	AZ	Actual/360	4.280%	84,767.78	0.00	0.00	N/A	04/05/28	--	23,000,000.00	23,000,000.00	08/05/26
18	30507608	MU	New York	NY	Actual/360	3.150%	56,962.50	0.00	0.00	N/A	08/06/31	--	21,000,000.00	21,000,000.00	08/06/26
19	30507335	MF	Atlanta	GA	Actual/360	4.200%	75,950.00	0.00	0.00	N/A	06/05/31	--	21,000,000.00	21,000,000.00	08/05/26
20	30508005	RT	Verdi	NV	Actual/360	4.400%	75,777.78	0.00	0.00	N/A	11/05/31	--	20,000,000.00	20,000,000.00	08/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30507846	IN	Sacramento	CA	Actual/360	3.530%	56,519.35	32,114.93	0.00	N/A	10/06/31	--	18,593,591.46	18,561,476.53	08/06/26
22	30507344	MF	Houston	TX	Actual/360	3.800%	58,915.82	31,945.86	0.00	N/A	06/05/31	--	18,004,835.83	17,972,889.97	10/05/25
23	30320413	Various Various		NY	Actual/360	3.660%	30,456.88	18,228.51	0.00	N/A	11/06/31	--	9,663,736.57	9,645,508.06	08/06/26
23A	30512313				Actual/360	3.660%	20,187.82	12,082.45	0.00	N/A	11/06/31	--	6,405,442.22	6,393,359.77	08/06/26
24A1	30507142	OF	Plantation	FL	Actual/360	3.415%	45,874.83	0.00	0.00	N/A	05/05/31	--	15,600,000.00	15,600,000.00	08/05/26
25	30507128	MU	Wilmington	DE	Actual/360	3.845%	42,555.75	23,974.48	0.00	N/A	07/05/31	--	12,852,946.48	12,828,972.00	08/05/26
26	30507726	MU	Beverly Hills	CA	Actual/360	3.010%	36,287.22	0.00	0.00	N/A	09/05/31	--	14,000,000.00	14,000,000.00	08/05/26
27	30507091	MF	Grand Forks	ND	Actual/360	3.570%	30,337.62	19,488.12	0.00	N/A	05/05/31	--	9,868,567.94	9,849,079.82	08/05/26
28	30507840	MF	Houston	TX	Actual/360	3.290%	29,747.08	0.00	0.00	N/A	10/05/31	--	10,500,000.00	10,500,000.00	08/05/26
29	30507774	MU	Temecula	CA	Actual/360	3.480%	30,940.58	0.00	0.00	N/A	11/05/31	--	10,325,000.00	10,325,000.00	08/05/26
30	30507411	MF	Grand Forks	ND	Actual/360	3.730%	32,761.83	0.00	0.00	N/A	07/05/31	--	10,200,000.00	10,200,000.00	08/05/26
31	30508004	MF	Fort Lee	NJ	Actual/360	3.005%	25,876.39	0.00	0.00	N/A	11/05/31	--	10,000,000.00	10,000,000.00	08/05/26
32	30507784	MF	Los Angeles	CA	Actual/360	3.340%	27,323.06	0.00	0.00	N/A	10/05/31	--	9,500,000.00	9,500,000.00	08/05/26
33	30507618	SS	Jupiter	FL	Actual/360	3.800%	27,486.67	0.00	0.00	N/A	08/06/31	--	8,400,000.00	8,400,000.00	08/06/26
34	30507340	MF	Atlanta	GA	Actual/360	4.000%	22,388.89	0.00	0.00	N/A	06/05/31	--	6,500,000.00	6,500,000.00	08/05/26
35	30507241	MF	Springfield	MO	Actual/360	4.550%	16,384.49	6,040.57	0.00	N/A	06/05/31	--	4,181,791.73	4,175,751.16	08/05/26
Totals							2,613,164.48	505,425.19	0.00				893,159,573.99	892,654,148.80
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-7	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-2	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-3	80,093,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,467,746.76	1,619,644.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,082,724.04	857,981.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	14,167,287.69	15,147,195.49	07/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-1	8,304,594.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-3	8,304,594.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-2	8,304,594.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-3	8,304,594.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,110,409.19	5,061,511.42	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2-C	26,733,504.53	6,819,939.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3-B	26,733,504.53	6,819,939.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,108,887.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	4,579,771.37	1,109,370.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,659,634.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,252,203.29	2,271,793.16	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,549,019.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A4	13,397,955.17	0.00	--	--	--	0.00	0.00	48,831.06	192,772.70	0.00	0.00
14A5	13,397,955.17	0.00	--	--	--	0.00	0.00	29,594.58	116,831.94	0.00	0.00
15A-2-C-4	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2-C-6	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1	2,846,444.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A1	6,695,605.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,927,988.58	1,962,171.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,804,654.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,418,833.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	1,912,407.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,518,959.47	0.00	--	--	06/04/26	0.00	42,070.39	89,853.91	858,224.15	39,350.83	0.00
23	1,101,142.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24A1	4,602,544.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,074,449.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,490,349.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,237,531.28	1,306,988.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,355,728.66	1,244,133.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,261,050.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	869,063.22	1,098,566.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,327,772.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	695,312.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	556,974.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	545,783.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	443,606.75	394,150.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	537,652,849.80	45,713,384.55				0.00	42,070.39	168,279.54	1,167,828.79	39,350.83	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	44,472,889.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.397474%	3.354167%	61
07/17/26	0	0.00	2	26,500,000.00	1	18,004,835.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.397649%	3.354339%	62
06/17/26	2	26,500,000.00	0	0.00	1	18,038,575.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.397828%	3.354514%	63
05/15/26	0	0.00	0	0.00	1	18,070,306.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.398001%	3.354685%	63
04/17/26	0	0.00	0	0.00	1	18,103,839.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.398179%	3.354858%	64
03/17/26	0	0.00	0	0.00	1	18,135,358.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.398351%	3.355027%	65
02/18/26	0	0.00	0	0.00	1	18,172,510.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.398535%	3.355208%	66
01/16/26	0	0.00	1	18,203,805.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.398705%	3.355376%	67
12/17/25	1	18,234,997.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.398875%	3.355542%	68
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.399049%	3.355712%	69
10/20/25	1	26,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.399217%	3.355877%	70
09/17/25	1	26,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.399389%	3.356046%	71
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	30507344	10/05/25	9	6	89,853.91	858,224.15	171,905.53	18,298,994.17	01/05/26	98
14A4	30507580	04/06/26	3	3	48,831.06	192,772.70	0.00	16,500,000.00	05/12/26	98
14A5	30507581	04/06/26	3	3	29,594.58	116,831.94	0.00	10,000,000.00	05/12/26	98
Totals					168,279.54	1,167,828.79	171,905.53	44,798,994.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		130,176,796	130,176,796	0		0
25 - 36 Months		18,868,583	18,868,583	0		0
37 - 48 Months		45,000,000	45,000,000	0		0
49 - 60 Months		329,783,426	285,310,536	44,472,890		0
> 60 Months		368,825,344	368,825,344	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	892,654,149	848,181,259	0	0	44,472,890	0
Jul-26	893,159,574	848,654,738	0	26,500,000	18,004,836	0
Jun-26	893,677,918	849,139,343	26,500,000	0	18,038,575	0
May-26	894,180,086	876,109,779	0	0	18,070,307	0
Apr-26	894,695,288	876,591,449	0	0	18,103,840	0
Mar-26	895,194,220	877,058,861	0	0	18,135,359	0
Feb-26	895,735,779	877,563,269	0	0	18,172,510	0
Jan-26	896,231,402	878,027,597	0	18,203,805	0	0
Dec-25	896,725,447	878,490,449	18,234,998	0	0	0
Nov-25	897,232,812	897,232,812	0	0	0	0
Oct-25	897,723,672	870,973,672	26,750,000	0	0	0
Sep-25	898,227,964	871,477,964	26,750,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14A4	30507580	16,500,000.00	16,500,000.00	217,000,000.00	04/06/21	13,304,708.17	2.89000	12/31/25	08/06/31	I/O
14A5	30507581	10,000,000.00	10,000,000.00	217,000,000.00	04/06/21	13,304,708.17	2.89000	12/31/25	08/06/31	I/O
22	30507344	17,972,889.97	18,298,994.17	22,000,000.00	03/09/26	1,455,599.47	1.33000	09/30/25	06/05/31	302
Totals		44,472,889.97	44,798,994.17	456,000,000.00		28,065,015.81

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14A4	30507580	MF	NY	05/12/26	98

8/10/2026 - The Loan transferred to Special Servicing on 5/13/2026 for imminent default due to cash flow concerns following the Borrower''s termination of Sonder''s lease of all 345 units. Lender subsequently sent a Pre Negotiation Letter and a

Notic e of Default. Lender and Borrower have begun discussing potential resolutions for the Property. Borrower retained a representative who submitted an initial proposal, to which Lender provided feedback. Discussions remain ongoing. Lender has engaged counsel to dual-track enforcement of remedies.

14A5	30507581	MF	NY	05/12/26	98

8/10/2026 - The Loan transferred to Special Servicing on 5/13/2026 for imminent default due to cash flow concerns following the Borrower''s termination of Sonder''s lease of all 345 units. Lender subsequently sent a Pre Negotiation Letter and a

Not ice of Default. Lender and Borrower have begun discussing potential resolutions for the Property. Borrower retained a representative who submitted an initial proposal, to which Lender provided feedback. Discussions remain ongoing. Lender has engaged couns el to dual-track enforcement of remedies.

22	30507344	MF	TX	01/05/26	98

8/11/2026 - Loan transferred to special servicing effective 1/5/2026 due to the 11/5/2025 payment default. Additionally, a notice of default was sent to borrower on 11/24/2025 and cash management was recently implemented. A motion to appoint recei ver was filed on 4/1/2026 and entered by the court on 6/18/26. The special servicer continues to gather diligence and will dual track enforcement proceedings while holding negotiations with the sponsor in an effort to maximize recovery for the trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10A1	30507086	0.00	4.13000%	0.00	4.13000%	8	07/30/24	07/30/24	08/23/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14A4	0.00	0.00	3,552.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14A5	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(80.28)	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(286.91)	0.00	0.00	0.00
Total	0.00	0.00	10,704.86	0.00	0.00	0.00	0.00	0.00	(367.19)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,337.67

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27